Retirement benefits - Assets allocations (Details)	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value of plan assets [line items]
Debt instruments, percentage contributed to fair value of plan assets	49.00%	43.00%
Alternative Investment, percentage contributed to fair value of plan assets	25.00%	27.00%
Other assets, percentage contributed to fair value of plan assets	5.00%	6.00%
Total	100.00%	100.00%
Minimum
Disclosure of fair value of plan assets [line items]
Debt instruments, percentage contributed to fair value of plan assets	30.00%
Alternative Investments, percentage contributed to fair value of plan assets	0.00%
Maximum
Disclosure of fair value of plan assets [line items]
Debt instruments, percentage contributed to fair value of plan assets	75.00%
Alternative Investments, percentage contributed to fair value of plan assets	57.00%
Canadian
Disclosure of fair value of plan assets [line items]
Equities	5.00%	6.00%
Canadian | Minimum
Disclosure of fair value of plan assets [line items]
Equities	2.00%
Canadian | Maximum
Disclosure of fair value of plan assets [line items]
Equities	15.00%
Foreign
Disclosure of fair value of plan assets [line items]
Equities	16.00%	18.00%
Foreign | Minimum
Disclosure of fair value of plan assets [line items]
Equities	10.00%
Foreign | Maximum
Disclosure of fair value of plan assets [line items]
Equities	44.00%